SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE

16.	SUPPLEMENTAL CASH FLOW DISCLOSURE

Years ended October 31,	2023	2022	2021
	$	$	$
Interest paid	358,154	400,630	168,924
Fair value of common shares issued and issuable for services	-	59,796	133,826
Fair value of common shares issued to Golden Harvests	-	-	109,564
Fair value of common shares issued to Golden Harvests creditor	-	-	36,310
Right-of-use assets acquired through leases (Note 7)	2,583,660	1,030,429	2,642,588
Conversion of debenture into common shares	2,698,789	-	916,290
Derivative liability recognized as contributed surplus upon debenture conversion	-	-	1,833,731
Note payable to HSCP used to acquire assets (Note 10.1)	350,000	1,250,000	-